Statements of Convertible Preferred Stock and Changes in Stockholders' Equity (Deficit) (FY) (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($)
Convertible Preferred Stock - Series C-2 [Member]
Increase (Decrease) in Convertible Preferred Stock [Roll Forward]
Issuance costs	$ 3,782,650